Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
SaaS revenue recognized over time	$724	$631
Services and other revenue recognized point in time	3,800	4,027
Total revenue	$4,524	$4,658

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Years Ended December 31,
	2024	2023
SaaS revenue recognized over time	$1,432	$1,327
Services and other revenue recognized point in time	8,304	5,865
Total revenue	$9,736	$7,192

Schedule of Deferred Revenue

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the six months ended June 30, 2025, and 2024 respectively (in thousands):

	Six Months Ended June 30,
	2025	2024
Balance at beginning of period	$776	$279
Deferred revenue additions during period	604	546
Revenue recognized during period	(587)	(391)
Balance at end of period	$793	$434

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the years ended December 31, 2024, and 2023 respectively (in thousands):

	Years Ended December 31,
	2024	2023
Balance at beginning of period	$279	$29
Deferred revenue additions during period	1,326	1,003
Revenue recognized during period	(829)	(753)
Balance at end of period	$776	$279